Financial Instruments - Financial Assets and Liabilities Measured at Fair Value (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Level 1
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	$ 157	$ 40
Financial instruments (non-current asset)	17,444	16,461
Financial instruments (current liability)	476	320
Financial instruments (non-current liability)	0	0
Level 2
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	222	1,328
Financial instruments (non-current asset)	5,865	16,907
Financial instruments (current liability)	891	8
Financial instruments (non-current liability)	$ 6,651	$ 4,625